Other long-term assets and liabilities	12 Months Ended
Dec. 31, 2017
Other Long Term Assets [Abstract]
Other long-term assets and liabilities

9. Other long-term assets and liabilities

The Group’s other long-term assets mainly consist of security rental deposits for the Group’s offices.

The Group’s other long-term liabilities consist of long-term components of rent costs for ObsEva USA Inc.